United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--62.6%
		Aerospace/Defense--2.4%
$150,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$145,125
75,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	76,125
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series WI), 9.75%, 4/1/2017	99,250
125,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, (Series WI), 8.875%, 4/1/2015	124,062
400,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	380,000
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	163,187
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	218,750
100,000	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	87,500
250,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	245,000
100,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	91,000
100,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	85,500
		TOTAL	1,715,499
		Automotive--2.3%
200,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	143,000
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	78,750
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.538%, 1/13/2012	126,972
250,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	189,347
275,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	224,649
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	195,034
525,000		General Motors Corp., Deb., 7.40%, 9/1/2025	244,125
200,000		General Motors Corp., Note, 8.375%, 7/15/2033	99,500
150,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	126,750
250,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	227,500
		TOTAL	1,655,627
		Building Materials--0.5%
75,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	68,625
200,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	114,250
75,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	59,625
100,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	90,000
		TOTAL	332,500
		Chemicals--1.8%
75,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	75,562
250,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	212,500
46,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	48,530
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	128,625
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	101,500
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	62,171
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	52,750
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	50,750
150,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	155,625
125,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	77,500
275,000		Terra Capital, Inc., Company Guarantee, (Series B), 7.00%, 2/1/2017	272,937
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	71,123
		TOTAL	1,309,573
		Consumer Products--2.4%
100,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	95,625
63,810		AAC Group Holding Corp., Sr. PIK Deb., (Series WI), 14.75%, 10/1/2012	58,705
175,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	179,375
325,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	284,375
200,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	194,000
225,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	219,375
150,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	125,250
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	62,500
550,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	526,625
		TOTAL	1,745,830
		Energy--3.7%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	164,500
175,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	164,937
125,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	120,781
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	253,750
150,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	149,625
175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	174,562
150,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	141,750
150,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	141,750
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	253,687
200,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	176,000
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	43,500
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	70,006
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	47,000
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	146,250
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	123,437
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	47,000
100,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	98,000
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	49,125
100,000		Sandridge Energy, Inc., 8.00%, 6/1/2018	99,500
150,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	154,500
		TOTAL	2,619,660
		Entertainment--0.9%
200,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	191,250
150,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	129,000
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	76,687
225,000		Universal City Florida Holding Co., Floating Rate Note, 7.623%, 5/1/2010	219,375
		TOTAL	616,312
		Environmental--0.6%
375,000		Allied Waste North America, Inc., Note, (Series B), 7.125%, 5/15/2016	365,625
50,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	52,750
		TOTAL	418,375
		Financial Institutions--2.1%
150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	135,000
850,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	562,276
175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	98,508
150,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	95,068
100,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	100,375
375,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	339,375
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	189,562
		TOTAL	1,520,164
		Food & Beverage--3.9%
250,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	231,250
300,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	300,375
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.373%, 2/1/2015	92,500
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	197,000
125,000		Constellation Brands, Inc., 8.375%, 12/15/2014	128,437
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	48,500
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	72,750
325,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	295,750
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	188,000
100,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	67,500
250,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	248,125
100,000	[1,3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	8,500
300,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	231,000
150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	129,375
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	139,125
250,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	213,125
150,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	129,000
50,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	50,187
		TOTAL	2,770,499
		Gaming--3.0%
200,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	107,000
149,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	146,020
175,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	168,000
175,000	[1,3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	18,375
200,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	163,000
53,896	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	45,542
150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	108,000
125,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	99,375
225,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	180,562
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	204,187
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	147,000
75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	65,062
125,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	114,375
150,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	122,250
100,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	94,750
400,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	364,000
		TOTAL	2,147,498
		Health Care--6.1%
175,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	184,625
200,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	185,000
225,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	231,187
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	70,875
50,000		Biomet, Inc., Sr. Note, (Series WI), 10.375%, 10/15/2017	52,875
300,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	318,375
125,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	99,375
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	99,037
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	77,000
675,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	696,937
325,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	335,563
175,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	178,500
225,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	207,000
175,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	154,000
50,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 6.303%, 6/1/2015	46,750
150,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	150,750
250,000		VWR Funding, Inc., Unsecd. Note, (Series WI), 10.25%, 7/15/2015	230,625
100,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	88,500
150,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	147,000
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	47,250
300,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	292,500
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	47,375
100,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	105,875
324,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	275,400
		TOTAL	4,322,374
		Industrial - Other--3.9%
200,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	184,500
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	89,500
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	171,000
225,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	226,688
125,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	119,063
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	48,250
100,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	100,250
300,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	261,750
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.166%, 4/1/2015	88,500
125,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	118,750
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	76,500
175,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	168,000
175,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	160,125
50,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	41,250
125,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	127,969
225,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	185,625
250,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	242,500
75,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	76,875
300,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	296,250
		TOTAL	2,783,345
		Lodging--0.8%
250,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	223,750
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	129,000
150,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	133,875
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	64,125
		TOTAL	550,750
		Media - Cable-1.1%
225,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	227,813
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	239,375
225,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	231,188
75,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	78,563
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	46,625
		TOTAL	823,564
		Media - Non-Cable--5.4%
96,636		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	86,972
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	67,875
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	94,750
125,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	129,688
350,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	211,750
275,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	253,000
150,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	151,500
225,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	103,500
350,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	364,875
225,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	192,375
175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	158,375
50,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	48,000
75,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	67,875
200,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	201,000
275,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	236,500
100,000		Quebecor Media, Inc., Sr. Note, (Series WI), 7.75%, 3/15/2016	92,750
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	92,750
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series A-2), 6.875%, 1/15/2013	37,500
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series W1), 6.875%, 1/15/2013	37,500
225,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	109,125
50,000		R.H. Donnelly Corp, Sr. Note, (Series A-3), 8.875%, 1/15/2016	24,375
119,000		R.H. Donnelly Corp, Sr. Sub. Note, (Series B), 9.875%, 8/15/2013	93,713
200,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	212,750
325,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	185,250
250,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	215,625
200,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	153,500
250,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	176,250
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	91,750
		TOTAL	3,890,873
		Metals & Mining--0.6%
100,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	77,000
75,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	52,125
225,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	236,051
100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	93,000
		TOTAL	458,176
		Packaging--1.2%
125,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	121,563
200,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	161,000
350,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	363,125
225,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	231,750
		TOTAL	877,438
		Paper--0.8%
325,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	303,875
50,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	48,125
175,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	168,438
50,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	51,750
		TOTAL	572,188
		Restaurants--0.5%
100,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	100,625
225,000		NPC International, Inc., 9.50%, 5/1/2014	192,375
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.276%, 3/15/2014	81,500
		TOTAL	374,500
		Retailers--2.0%
175,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	151,594
50,000		Claire's Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	16,250
225,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	210,938
175,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	186,375
250,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	213,750
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	143,063
250,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	205,000
325,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	188,500
100,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	83,000
		TOTAL	1,398,470
		Services--1.2%
250,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	228,125
300,000		KAR Holdings, Inc., 10.00%, 5/1/2015	250,500
325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	260,000
125,000		West Corp., Sr. Note, 9.50%, 10/15/2014	108,125
		TOTAL	846,750
		Technology--3.7%
225,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	172,125
225,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	207,000
300,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	265,875
275,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	224,125
200,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	170,500
275,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	214,500
175,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	162,531
150,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	158,250
225,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	203,625
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.291%, 4/1/2012	49,245
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	128,438
375,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	382,500
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	172,813
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	102,439
		TOTAL	2,613,966
		Tobacco--0.2%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	155,738
		Transportation--1.1%
175,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	177,625
100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	92,250
250,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	218,750
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	177,625
100,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	96,125
50,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	49,250
		TOTAL	811,625
		Utility - Electric--3.6%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	49,912
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	323,750
400,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	403,000
100,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	95,000
50,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	51,750
79,737	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	79,381
150,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	153,750
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	48,875
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	145,125
300,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	291,750
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	294,735
50,000		TECO Finance, Inc., Unsub., (Series WI), 6.75%, 5/1/2015	50,668
475,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	477,375
75,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	75,375
		TOTAL	2,540,446
		Utility - Natural Gas--2.7%
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	325,500
200,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	178,000
100,000	[1,2]	Inergy LP, Company Guarantee, 8.25%, 3/1/2016	96,750
200,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	181,000
175,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 8.75%, 4/15/2018	175,000
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	49,162
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	75,672
131,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	134,275
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	189,000
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	248,505
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	105,500
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	186,813
		TOTAL	1,945,177
		Wireless Communications--2.9%
150,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	174,750
75,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.541%, 1/1/2013	75,094
75,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	76,125
175,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	182,875
100,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	92,500
203,785	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	188,501
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	102,500
250,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	243,750
275,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	211,881
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	125,794
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	77,531
350,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	295,335
200,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	202,004
		TOTAL	2,048,640
		Wireline Communications--1.2%
200,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	200,000
475,000		Qwest Corp., Note, 8.875%, 3/15/2012	476,188
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	50,593
100,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	101,750
		TOTAL	828,531
		TOTAL CORPORATE BONDS (IDENTIFIED COST $48,521,378)	44,694,088
		COMMON STOCK--0.0%
		Industrial - Other--0.0%
3,537	[1,3]	Neenah Enterprises, Inc., Warrants (IDENTIFIED COST $0)	7,131
		MUTUAL FUNDS--36.0%[4]
3,965,514		High Yield Bond Portfolio	24,387,910
1,258,990	[5]	Prime Value Obligations Fund, Institutional Shares, 2.58%	1,258,990
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,669,600)	25,646,900
		TOTAL INVESTMENTS –98.6% (IDENTIFIED COST $76,190,978)[6]	70,348,119
		OTHER ASSETS AND LIABILITIES – NET – 1.4%[7]	988,106
		TOTAL NET ASSETS –100%	$71,336,225

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $9,257,798, which represented 13.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $9,223,792, which represented 12.9% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	Neenah Enterprises, Inc., Warrants	9/24/2003	$0
	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004-12/18/2007	$143,781
	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	6/24/2004-3/8/2007	$102,250

3	Non-income producing security.
4	Affiliated companies.
5	7-Day net yield.
6
At July 31, 2008, the cost of investments for federal tax purposes was $76,228,630. The net unrealized depreciation of investments for federal tax purposes was $5,880,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $278,758 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,159,269.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust.  A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008